Consolidated Statements of Operations - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues (note 22)	$ 643	$ 724	$ 745
Expenses
Research and development expenses	18,347	14,234	15,873
Administration expenses	31,928	32,619	37,661
Gain on foreign exchange	(1,397)	(35)	(756)
Finance costs (note 23a)	6,330	2,899	6,867
Loss (gain) on extinguishments of liabilities (notes 17)	(75)	(79)	92,374
Change in fair value of financial instruments measured at fair value through profit or loss (note 16)	(9,886)	(850)	(1,140)
Impairment losses (note 25)	341	1,087	763
Loss from continuing operations before income taxes	(44,945)	(49,230)	(150,897)
Current income tax		(144)	(336)
Deferred income tax	118	(65)	111
Income tax expense (recovery) from continuing operations	118	(209)	(225)
Net loss from continuing operations	(45,063)	(49,021)	(150,672)
Discontinued operations
Gain on sale of subsidiaries, net of income taxes $nil (note 6)	140,403	3,380	26,346
Loss from discontinued operations, net of income taxes (note 6)	(83,127)	(73,116)	(82,427)
Total income (loss) from discontinued operations	57,276	(69,736)	(56,081)
Net income (loss)	12,213	(118,757)	(206,753)
Net income (loss) attributable to:
Non-controlling interests - continuing operations (note 20)	(669)	(832)	(1,044)
Owners of the parent
- Continuing operations	(44,394)	(48,189)	(149,628)
- Discontinued operations	57,276	(69,736)	(56,081)
Total Net loss attributable to owners of the parent from continuing and discontinued operations	12,882	(117,925)	(205,709)
Net income (loss)	$ 12,213	$ (118,757)	$ (206,753)
Income (loss) per share attributable to the owners of the parent basic and diluted:
From continuing operations	$ (1.47)	$ (1.97)	$ (9.32)
From discontinued operations	1.90	(2.85)	(3.49)
Total income (loss) per share	$ 0.43	$ (4.83)	$ (12.81)
Weighted average number of outstanding shares (in thousands) (note 27)	30,164	24,438	16,062